Fair Value Measurements - Schedule of Changes in Level 3 Liabilities Measured at Fair Value (Details) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 16, 2015	Apr. 20, 2015	Jan. 19, 2015	Feb. 06, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Beginning balance
Fair value of warrant liability on date of issuance	$ 40,377	$ 2,843,811	$ 952,600	$ 227,239
Change in fair value of warrant liability					$ (1,250,572)	$ (95,957)	$ (323,952)	$ (204,957)	$ (204,957)
Reclassification of derivative liability warrant									$ (22,282)
Ending balance					$ 3,512,836	$ 22,282	$ 3,512,836	$ 22,282